Schedule of Asset Retirement Obligations (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 1	$ 96,395
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 2	203,395
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 3	187,395
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 4	48,634
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 5	(123,000)
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 6	0
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 7	0
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 8	16,000
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 9	16,000
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 10	145,029
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 11	96,395
Asset Retirement Obligation Schedule Of Asset Retirement Obligations 12	$ 203,395